ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
Acquisition-Date Fair Value of the Consideration Transferred
The acquisition-date fair value of the consideration transferred totaled $305.9 million which consisted of the following (in thousands):

Cash	$189,696
Key common stock	117,919
Consideration transferred	$307,615
Working capital adjustment	(1,752)
Total	$305,863

Proforma Consolidated Income Statement
The following represents the pro forma consolidated income statement as if the Edge acquisition had been included in our consolidated results as of January 1, 2010 for the years ended December 31, 2011 and 2010:

	Year Ended December 31,
	2011	2010
	(unaudited) (in thousands, except per share amounts)
REVENUES	$1,803,768	$1,130,854
COSTS AND EXPENSES:
Direct operating expenses	1,115,770	773,701
Depreciation and amortization expense[1]	176,298	149,930
General and administrative expenses[2]	227,652	198,973
Operating income	284,048	8,250
Loss on early extinguishment of debt	46,451	—
Interest expense, net of amounts capitalized	42,389	43,688
Other (income) expense, net	(7,585)	613
Income (loss) from continuing operations before tax	202,793	(36,051)
Income tax (expense) benefit[3]	(76,169)	15,285
Income (loss) from continuing operations	126,624	(20,766)
Income from discontinued operations, net of tax	(10,303)	95,113
Net income	116,321	74,347
Loss attributable to noncontrolling interest	(806)	(3,146)
INCOME ATTRIBUTABLE TO KEY	$117,127	$77,493
Earnings per share attributable to Key:
Basic	$0.79	$0.57
Diluted	$0.79	$0.57
Weighted average shares outstanding[4]:
Basic	150,397	136,917
Diluted	150,705	136,917

Pro Forma Adjustments

[1]
Depreciation and amortization expense for all periods has been adjusted to reflect the additional expense that would have been charged assuming the fair value adjustments to property and equipment and intangible assets had been applied on January 1, 2010.

[2]	General and administrative expenses for the years ended December 31, 2011 and 2010 have been adjusted for 3.6 million of transaction costs. The costs were removed from 2011 and included in 2010.

[3]	Income tax (expense) benefit for all periods has been adjusted to reflect applicable corporate tax as if Edge had been acquired and converted from its LLC status on January 1, 2010.

[4]	Weighted average shares outstanding has been adjusted to reflect the issuance of shares in the Edge transaction as if the transaction occurred on January 1, 2010.

Edge Oilfield Services, LLC and Summit Oilfield Services, LLC
Changes in the estimated fair values of the assets acquired and liabilities assumed

(in thousands)
At August 5, 2011:
Cash and cash equivalents	$886
Accounts receivable	21,124
Other current assets	234
Property and equipment	87,185
Intangible assets	49,310
Other long term assets	3,826
Total identifiable assets acquired	162,565
Current liabilities	19,406
Total liabilities assumed	19,406
Net identifiable assets acquired	143,159
Goodwill	162,704
Net assets acquired	$305,863